EQUITY (Details Narrative) - USD ($)	1 Months Ended
	Nov. 30, 2018	Mar. 31, 2021	Mar. 26, 2021	Dec. 31, 2020	Dec. 31, 2019
Common stock, shares par value		$ 0.00001		$ 0.00001	$ 0.00001
Common stock, shares authorized		950,000,000		950,000,000	950,000,000
Common stock, shares issued		12,624,678		12,508,011	12,508,011
Common stock, shares outstanding		12,624,678		12,508,011	12,508,011
Mr. Glass [Member]
Stock issued during the period, shares	12,000,000
Stock issued during the period, value	$ 120
Common Stock [Member]
Common stock, shares par value		$ 0.00001		$ 0.00001	$ 0.00001
Commitment shares for issuance			116,667
Common stock, shares authorized		945,000,000		945,000,000	945,000,000
Common stock, shares issued		12,624,678		12,508,011	12,508,011
Common stock, shares outstanding		12,624,678		12,508,011	12,508,011